Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current provision for income taxes	$ 0	$ 0
Deferred provision for income taxes	$ 0	$ 0
Statutory tax rate	21.00%	21.00%
Valuation allowance	$ 69,222,000	$ 46,998,000
Operating Loss Carryforwards [Line Items]
Interest and penalties accrued	0	0
Unrecognized tax benefits that would impact effective tax rate, if recognized	0
Domestic
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	241,600,000
Net operating loss carryforwards, not subject to expiration	198,900,000
Net operating loss carryforwards, subject to expiration	42,700,000
Domestic | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Research and development tax credit carryforwards	8,000,000.0
U.S. State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 240,000,000.0
U.S. State | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Research and development tax credit carryforwards		$ 4,700,000